Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	3.90%	4.40%	4.80%
Changes to unrecognized tax benefits	(5.70%)	(0.30%)	(1.20%)
Excess 162(m) limitation	(1.80%)	(9.80%)
Research Tax Credits	7.40%
Other, net	(0.60%)	(1.40%)	1.10%
Effective income tax rate	38.20%	27.90%	39.70%